UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number   811-09841
                                                   ---------------

                             UBS Willow Fund L.L.C.
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
              -----------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2007
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital ....................    1

Statement of Operations ..................................................    2

Statements of Changes in Members' Capital ................................    3

Statement of Cash Flows ..................................................    4

Notes to Financial Statements ............................................    5

Schedule of Portfolio Investments ........................................   14

                                                         UBS WILLOW FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $274,537,877)                            $  344,986,978
Securities purchased under agreements to resell                                       167,470,000
Cash and cash equivalents                                                               4,238,900
Due from broker                                                                        12,334,811
Receivables:
   Investments sold, not settled                                                       18,324,669
   Interest                                                                             3,556,521
--------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                          550,911,879
--------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $7,060,575)             7,490,000
Unrealized loss on credit swaps                                                           589,449
Payables:
   Investments purchased, not settled                                                  27,285,244
   Due to broker                                                                        2,637,113
   UBSFA Fee                                                                              519,778
   Interest due on securities sold, not yet purchased                                     278,343
   Interest on credit swaps                                                               166,354
   Administration fee                                                                     137,664
   Professional fees                                                                      129,267
   Other                                                                                   47,561
--------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                      39,280,773
--------------------------------------------------------------------------------------------------

NET ASSETS                                                                         $  511,631,106
--------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                          $  442,200,879
Accumulated net unrealized appreciation on investments and credit swaps                69,430,227
--------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                   $  511,631,106
--------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of these financial statements

                                                         UBS WILLOW FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                                           $   14,037,034
Dividends                                                                               1,121,940
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                15,158,974
--------------------------------------------------------------------------------------------------

EXPENSES

UBSFA Fee                                                                               2,985,417
Interest on credit swaps                                                                  539,662
Professional fees                                                                         472,616
Interest                                                                                  364,692
Administration fee                                                                        256,388
Other                                                                                      91,562
--------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                          4,710,337
--------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                                  10,448,637
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/(LOSS)
   FROM INVESTMENTS AND CREDIT SWAPS

Net realized gain from investments and credit swaps                                    24,129,493
Change in net unrealized appreciation/depreciation
   from investments and credit swaps                                                    9,205,174
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS AND CREDIT SWAPS                     33,334,667
--------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                           $   43,783,304
--------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of these financial statements

                                                         UBS WILLOW FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) AND YEAR ENDED 2006
--------------------------------------------------------------------------------

                                                                                         MANAGER         MEMBERS          TOTAL
------------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2006                                                   $   9,405,451   $ 312,907,989   $ 322,313,440

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income                                                                    110,564      12,325,773      12,436,337
   Net realized gain from investments and credit swaps                                      573,972      65,657,243      66,231,215
   Change in net unrealized appreciation/depreciation
      from investments and credit swaps                                                     231,127      27,270,784      27,501,911
Incentive allocation                                                                     19,992,799     (19,992,799)             --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                                               20,908,462      85,261,001     106,169,463
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
   Proceeds from Members' subscriptions                                                          --      84,602,703      84,602,703
   Members' withdrawals                                                                  (7,279,875)    (29,639,126)    (36,919,001)
   Offering costs                                                                              (138)        (17,291)        (17,429)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM CAPITAL TRANSACTIONS                                                     (7,280,013)     54,946,286      47,666,273
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2006                                                 $  23,033,900   $ 453,115,276   $ 476,149,176
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income                                                                    101,759      10,346,878      10,448,637
   Net realized gain from investments and credit swaps                                      208,021      23,921,472      24,129,493
   Change in net unrealized appreciation/depreciation
      from investments and credit swaps                                                      77,098       9,128,076       9,205,174
Incentive allocation                                                                      8,546,805      (8,546,805)             --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                                                8,933,683      34,849,621      43,783,304
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
   Proceeds from Members' subscriptions                                                          --      12,005,484      12,005,484
   Members' withdrawals                                                                 (20,305,627)             --     (20,305,627)
   Offering costs                                                                               (10)         (1,221)         (1,231)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM CAPITAL TRANSACTIONS                                                    (20,305,637)     12,004,263      (8,301,374)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2007                                                     $  11,661,946   $ 499,969,160   $ 511,631,106
------------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of these financial statements

                                                         UBS WILLOW FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                       $      43,783,304
Adjustments to reconcile net increase in Members' capital derived from operations to net cash used in operating activities:
   Purchases of investments and cost to cover short sales                                           (117,742,362)
   Proceeds from disposition of investments and proceeds received from short sales                    92,912,362
   Purchases of securities under agreements to resell                                            (18,269,166,000)
   Proceeds from securities purchased under agreements to resell                                  18,348,376,000
   Net realized gain from investments and credit swaps                                               (24,129,493)
   Net accretion of bond discount and amortization of bond premium                                    (3,284,666)
   Change in net unrealized appreciation/depreciation from investments                                (9,205,174)
   Changes in assets and liabilities:
      (Increase) decrease in assets:
         Due from brokers                                                                              1,129,397
         Investments sold, not settled                                                               (14,176,098)
         Interest                                                                                       (838,003)
         Other assets                                                                                      1,411
      Increase (decrease) in payables:
         Investments purchased, not settled                                                          (16,772,210)
         Due to broker                                                                                 2,637,113
         UBSFA Fee                                                                                         4,364
         Interest due on securities sold, not yet purchased                                               (4,803)
         Interest on credit swaps                                                                        (32,692)
         Administration fee                                                                               48,320
         Professional fees                                                                               (76,333)
         Other                                                                                            (9,348)
-----------------------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                                 33,455,089

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                                  12,005,484
Members' withdrawals                                                                                 (29,639,126)
Manager withdrawals                                                                                  (20,305,627)
Offering costs                                                                                            (1,231)
-----------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                                            (37,940,500)

Net increase in cash and cash equivalents                                                             (4,485,411)
Cash and cash equivalents--beginning of period                                                         8,724,311
-----------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                       $       4,238,900
-----------------------------------------------------------------------------------------------------------------

Supplemental Cash flows disclosure:
         Interest paid                                                                         $         572,354
-----------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of these financial statements

                                                         UBS WILLOW FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

      1.    ORGANIZATION

            UBS Willow Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 1, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund commenced operations on May 8, 2000. The Fund's investment objective is to maximize total return with low volatility by making investments in distressed assets. The Fund pursues its investment objective by investing primarily in debt securities and other obligations and to a lesser extent equity securities of U.S. companies that are experiencing significant financial or business difficulties (collectively, "Distressed Obligations"). The Fund also may invest in Distressed Obligations of foreign issuers and other privately held obligations. The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit swaps.

            The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Willow Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

            The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Bond Street Capital, L.L.C. ("Bond Street"). UBSFA is the Managing Member of the Manager and is a direct, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by Bond Street manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. Bond Street is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

            Initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

            The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members once per year, near year-end. A Member's interest in the Fund, or a portion thereof, can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or
            (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES

            A. PORTFOLIO VALUATION

            Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

            Securities that are not listed or admitted to trading on any securities exchange, including bank debt and corporate debt obligations, are valued using "bid" prices for long positions and "ask" prices for short positions from external pricing sources and from reputable dealers or market makers that regularly trade such securities.

            Securities, other than options, that are listed or admitted to trading on one or more securities exchanges are valued at the last sale price on the principal exchange of trading. If no trade took place, the securities are valued at the closing bid quotation for long positions and at the closing ask quotation for short positions.

            Options and warrants that are listed or admitted to trading on one or more exchanges will be valued at the last sale price, if such price is equal to or is between, the "bid" and the "ask" prices (otherwise, the mean between the "bid" and "ask" prices will be used), on the principal exchange of trading. Options and warrants that are not listed or admitted to trading on an exchange or that are listed on an exchange which does not accurately represent such securities' true value will be valued at the mean between the bids and ask prices provided by a reputable dealer. Options and warrants may be valued according to a valuation model or volatility formula based on volatility levels provided by reputable dealers.

            Open credit default swap agreements are valued using contractual terms, quoted inputs and may be valued by independent valuation models and related unrealized gains and losses on the swap agreements are recorded on the state of assets and liabilities.

            Consistent with its strategy, the majority of the Fund portfolio is comprised of relatively illiquid or thinly traded investments that are not actively traded on a recognized security exchange. All securities held by the Fund at June 30, 2007, were valued on the basis of indicative prices provided by external pricing sources including dealer's active in the relevant markets. Due to the nature of the Fund strategy, multiple quotes on individual securities may not be available.

            Due to the nature of the Fund investments, values assigned at June 30, 2007, may differ significantly from values that would have been used had a broader market for the investments existed.

            All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            A. PORTFOLIO VALUATION (CONTINUED)

            On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

            Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

            B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

            Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the effective yield method. For securities in default, the Fund writes off any related interest receivable upon default and discontinues accruing interest income and amortizing/accreting the premiums/discounts on such securities. Purchased interest, if any, is added to the cost of the related security upon default. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. If the Fund invests in foreign currency denominated securities, the Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from foreign currency transactions. In addition, net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss will arise from changes in the value of assets and liabilities, including investments in securities, as a result of changes in exchange rates.

            C. FUND COSTS

            The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            D. INCOME TAXES

            No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

            E. CASH AND CASH EQUIVALENTS

            Cash and cash equivalents consist of monies invested in a PNC Bank, NA account and other financial institutions which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

            F. SECURITIES PURCHASED/SOLD UNDER AGREEMENTS TO RESELL/REPURCHASE

            From time to time, the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian takes possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

            Securities purchased under agreements to resell ("reverse repurchase agreements") and securities sold under agreements to repurchase ("repurchase agreements") are collateralized by government obligations, and are carried at fair value. The Fund's agreements with third parties specify its rights to request additional collateral. The Fund monitors the market value of the collateral received or pledged as compared with the related receivable or payable, including accrued interest, and requests additional or recalls excess margin as necessary. Included in interest income interest and expense is interest earned or paid on reverse repurchase agreements and repurchase agreements.

            G. USE OF ESTIMATES

            The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

      3.    RELATED PARTY TRANSACTIONS

            UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "UBSFA Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

      3.    RELATED PARTY TRANSACTIONS (CONTINUED)

            The Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to Bond Street.

            UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

            The Fund may execute portfolio transactions through UBS FSI and its affiliates. For the period from January 1, 2007 to June 30, 2007, UBS FSI and its affiliates did not execute portfolio transactions on the behalf of the Fund.

            The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBSFA Fee which is similarly allocated to all Members' other than the Manager as described above.

            At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter or upon a Members' withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as Net Increase in Member Capital Derived From Operations), if any, that would have been credited to the Member's capital account for such period.

            The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the period from January 1, 2007 to June 30, 2007 and year ended December 31, 2006 was $8,546,805 and $19,992,799, respectively, and was defined as net increase to the Manager's capital account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

            For Members which were not in the Fund for twelve months as of the period from January 1, 2007 to June 30, 2007 and as of the year ended December 31, 2006, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

            Each Director receives an annual retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amount expensed by the Fund related to Directors for the period from January 1, 2007 to June 30, 2007 was $14,545, which is included in miscellaneous expense.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

      4.    ADMINISTRATION AND CUSTODIAN FEES

            PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

            PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

      5.    SECURITIES TRANSACTIONS

            Aggregate purchases and proceeds from sales of investment securities for the period from January 1, 2007 to June 30, 2007 amounted to $18,386,908,362 and $18,441,228,362, respectively. Included in these amounts are proceeds from securities sold, not yet purchased amounting to $1,690,000, respectively, and purchases and sales relating to repurchase agreements of $18,269,166,000 and $18,348,376,000, respectively. Net realized loss resulting from short positions was $307,125 for the period from January 1, 2007 to June 30, 2007.

      6.    DUE TO BROKERS

            The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the broker's reasonable judgment under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which is maintained in a segregated cash account held by the Custodian. The Fund had no borrowings outstanding for the period from January 1, 2007 to June 30, 2007.

      7.    DUE FROM BROKERS

            Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities, and Members' Capital. The cash due from broker (Goldman Sachs & Co.) is primarily related to securities sold not yet purchased; its use is therefore restricted until the securities are purchased.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

      8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

            The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities, and Members' Capital. Due to the nature of the Fund's strategy the Fund's portfolio consists of a high number of relatively illiquid or thinly traded investments having a greater amount of both market and credit risk than many other fixed income instruments. These investments trade in a limited market and may not be able to immediately liquidated if needed. Value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed.

            A. BONDS AND BANK DEBT

            The fund invests in bonds and bank debt. Bonds and bank debt (loan assignments and participations) have exposure to certain degrees of risk, including interest rate, market risk and the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of participation. Loans are generally subject to prepayment risk, which will affect the maturity of such loans.

            B. SWAP AGREEMENTS

            For the period from January 1, 2007 to June 30, 2007, the fund entered in credit swaps as a "Protection Buyer". The credit swaps entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a "Protection Seller" in exchange for agreed upon payment amounts to the Fund by the Protection Seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security.

            The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund's borrowing restriction.

            Risks may arise as a result of the failure of the counterparty (Protection Seller) to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from the unanticipated movements in the interest rates or in the value of the underlying reference securities.

            The accrued expense related to the periodic payments is reflected as interest on credit swaps in the Statement of Operations. For those swaps on which the Fund makes periodic payments, the Fund has segregated cash of $4,089,295 included in cash and cash equivalents on the Statement of Assets, Liabilities, and Members' Capital, to cover the net present value of the expected future payments over the terms of the swap agreements.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

      8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

            B. SWAP AGREEMENTS (CONTINUED)

            At June 30, 2007 the cash and cash equivalents balance in the statement of assets, liabilities and members' capital includes cash held at two clearing brokers. Cash at the clearing brokers that is related to collateral on the credit default swaps is restricted until the contracts expire.

            Fluctuations in the value of credit swaps are recorded in unrealized gain (loss) from investments and credit swaps.

            During the period from January 1, 2007 to June 30, 2007 the Fund did not trade and forward or futures contracts or engage in option transactions.

      9.    INDEMNIFICATION

            In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

      10.   NEW ACCOUNTING PRONOUNCEMENTS

            On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

      11.   FINANCIAL HIGHLIGHTS

            The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                               PERIOD FROM
                            JANUARY 1, 2007
                            TO JUNE 30, 2007                            YEARS ENDED DECEMBER 31,
                               (UNAUDITED)          2006           2005           2004           2003           2002
                            ----------------    ------------   ------------   ------------   ------------   ------------
Ratio of net investment
  income  to average net
  assets***                             4.30%*          2.98%          3.64%          3.56%          3.34%          1.33%

Ratio of total expenses
  to average net assets
  before incentive***                   1.56%*          2.14%          2.79%          2.79%          3.44%          2.87%

Ratio of total expenses
  to average net assets
  after incentive****                   5.08%*          6.92%          4.84%          4.81%          8.30%          3.22%

Portfolio turnover rate                26.89%          94.81%         83.81%         81.00%         69.13%        121.89%

Total return pre
  incentive allocation
  *****                                 9.46%          31.00%         10.55%         10.45%         34.03%         (4.70)%

Total return post
  incentive allocation**                7.57%          24.80%          8.44%          8.36%         27.22%         (4.70)%

Net asset value at end of
  the period                $    511,631,106    $476,149,176   $322,313,440   $321,303,392   $332,046,577   $247,759,198

         *  Annualized.
        ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.
       *** The average net assets used in the above ratios are calculated using the pre-tender net assets.
      **** Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members' due to incentive allocation, if applicable, and timing of capital transactions.
     ***** Total return assumes a purchase of an interest in the Fund at the beginning of the year and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

   PAR                                                                                          MARKET VALUE
--------------------------------------------------------------------------------------------------------------
             UNITED STATES OF AMERICA
             ------------------------
             INVESTMENTS IN SECURITIES (67.43%)
             ----------------------------------
             CORPORATE BONDS (25.52%)
             ------------------------
             APPLIANCES (1.60%)
24,400,000   Fedders North America, Co. Guarnt., 9.875%, 03/01/14 (Callable 03/01/09 @
             104.94)                                                                           $    8,204,500
                                                                                               ---------------
             AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (5.11%)
26,668,000   Holley Performance Prods., Inc., Sr. Notes, 12.50%, 09/15/09                          26,134,640
                                                                                               ---------------
             CONTAINERS - PAPER/PLASTIC (4.82%)
12,000,000   Pliant Corp, Sr. Sub. Notes, 18.00%, 07/15/12                                         12,000,000
13,000,000   Pliant Corp. Co. Guarnt., 11.125%, 09/01/09 (Callable 08/17/07 @ 105.56)              12,675,000
                                                                                               ---------------
                                                                                                   24,675,000
                                                                                               ---------------
             ELECTRIC - INTEGRATED (2.26%)
50,000,000   Northwestern Corp., 7.875%, 03/15/07 (a), (b)                                          4,875,000
69,000,000   Northwestern Corp., 8.75%, 03/15/12 (a), (b)                                           6,670,023
                                                                                               ---------------
                                                                                                   11,545,023
                                                                                               ---------------
             FUNERAL SERVICES & RELATED ITEMS (0.00%)
 2,000,000   Loewen Group Intl., Inc., 7.50%, 04/15/01 (b)                                                 --
 3,000,000   Loewen Group Intl., Inc., 7.20%, 06/01/03 (b)                                                 --
                                                                                               ---------------
                                                                                                           --
                                                                                               ---------------
             INDEPENDENT POWER PRODUCTION (4.50%)
19,000,000   Calpine Canada Ener Fin, Co. Guarnt., 8.50%, 05/01/08 (a), (b)                        23,021,673
                                                                                               ---------------
             OIL & GAS DRILLING (0.00%)
 2,000,000   Costilla Energy, Inc., Sr. Notes, 10.25%, 10/01/06 (a), (b)                                   --
                                                                                               ---------------
             OIL COMPANIES - EXPLORATION & PRODUCTION (3.67%)
19,549,000   Transmeridian Exploration, Inc., 12.00%, 12/15/10 (Callable 12/15/08 @
             106.00)                                                                               18,767,040
                                                                                               ---------------
             SATELLITE TELECOMMUNICATIONS (0.98%)
 6,571,000   ICG Services Inc., Sr. Disc. Notes, 10.00%, 02/15/08 (a), (b)                                 --
 3,333,000   ICG Services Inc., Sr. Disc. Notes, 9.875%, 05/01/08 (a), (b)                                 --
 6,809,000   Iridium, L.L.C./Capital Corp., Series A, Co. Guarnt., 13.00%, 07/15/05 (a), (b)        1,157,530
12,525,000   Iridium, L.L.C./Capital Corp., Series B, Co. Guarnt., 14.00%, 07/15/05 (a), (b)        2,129,250
 5,300,000   Iridium, L.L.C./Capital Corp., Series C/En, Co. Guarnt., 11.25%, 07/15/05 (a),
             (b)                                                                                      901,000
 4,850,000   Iridium, L.L.C./Capital Corp., Series D, Co. Guarnt., 10.875%, 07/15/05 (a),
             (b)                                                                                      824,500
                                                                                               ---------------
                                                                                                    5,012,280
                                                                                               ---------------
             TELEPHONE - INTEGRATED (2.58%)
18,000,000   Primus Telecomm Group, Sr. Notes, 8.00%, 01/15/14 (Callable 01/15/09 @
             104.00)                                                                               13,199,994
                                                                                               ---------------
             TOTAL CORPORATE BONDS (Cost $122,808,776)                                            130,560,150
                                                                                               ---------------

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

   PAR                                                                                          MARKET VALUE
--------------------------------------------------------------------------------------------------------------
             PAID-IN-KIND BONDS (1.34%)
             --------------------------
11,256,018   Pliant Corp., Sr. Sub. Notes, 13.00%, 07/15/10 (Callable 07/15/07 @ 100.00        $    6,866,171
                                                                                               ---------------
             TOTAL PIK BONDS (Cost $7,355,248)                                                      6,866,171
                                                                                               ---------------
             BANK LOANS (8.34%)
             ------------------
10,405,406   Collins & Aikman Products Co., Revolver, 0.00%, 08/31/09                               3,537,838
 6,212,102   Collins & Aikman Products Co., Supplemental Revolving Credit Facility,
             0.00%, 08/31/09                                                                        2,112,115
12,051,753   Collins & Aikman Products Co., Term B-1 Loan, 0.00%, 08/31/11                          4,097,596
15,119,709   Galey & Lord Term Loan Facility, 0.00%, 07/31/09                                         483,831
17,500,000   Le-Nature's, Inc., Term B Loan, 0.00%, 01/01/11                                       10,150,000
12,873,222   Machgen, Second Lien, 0.00%                                                           13,372,059
61,792,000   Mirant Corp., Revolver, 0.00%                                                          3,707,520
12,028,197   Pasminco Bilateral Facilities Claim, 0.00%                                             1,323,102
 4,000,000   Pasminco Finance, Ltd., Frn Euroclear, 0.00%, 02/10/03                                   440,000
10,000,000   Pasminco Finance Original Claim Usd Loan, 0.00%, 01/16/00                              1,100,000
 5,937,349   Pasminco Pirie Silver Pty. Ltd. Claim, 0.00%, 07/15/04                                   653,108
 1,600,000   Pasminco Syndicated Loan Facility Claim, 0.00%, 09/03/07                                 176,000
14,024,063   Pasminco Transferable Loan Facility Claim, 0.00%, 12/17/02                             1,542,647
                                                                                               ---------------
             TOTAL BANK LOANS (Cost $37,957,621)                                                   42,695,816
                                                                                               ---------------
             LIQUIDATING BONDS (0.00%)
             -------------------------
             STEEL - PRODUCERS (0.00%)
18,132,000   WCI Steel, Inc., Series B, 0.00%, 12/01/04 (b)                                                --
                                                                                               ---------------
             TOTAL LIQUIDATING BONDS (Cost $2)                                                             --
                                                                                               ---------------

  SHARES
----------
             COMMON STOCK (27.39%)
             ---------------------
             AUTOMOTIVE (PARTS & EQUIPMENT) (1.13%)
 3,411,889   Wagon p.l.c.                                                                           5,784,516
                                                                                               ---------------
             BUILDING MAINTENANCE & SERVICE (3.32%)
   515,456   Integrated Electrical Services, Inc.                                                  16,994,584
                                                                                               ---------------
             CABLE TELEVISION (2.98%)
   877,743   Knology, Inc. (b)                                                                     15,246,396
                                                                                               ---------------
             CONTAINERS - PAPER/PLASTIC (0.00%)
     3,984   Pliant Corp.                                                                                  --
                                                                                               ---------------
             DISTRIBUTION/WHOLESALE (2.28%)
   323,765   Core-Mark Holding Co., Inc.                                                           11,649,065
                                                                                               ---------------
             ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.83%)
 1,819,039   ZiLOG, Inc. (b)                                                                        9,368,051
                                                                                               ---------------
             INDEPENDENT POWER PRODUCTION (2.00%)
    25,000   Boston Generating, L.L.C.                                                             10,250,000
                                                                                               ---------------
             METAL - ALUMINUM (4.41%)
 1,075,000   Ormet Corp. *                                                                         22,575,000
                                                                                               ---------------

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

  SHARES                                                                                        MARKET VALUE
--------------------------------------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             ------------------------
             OIL - FIELD SERVICES (7.00%)
 6,392,255   Northern Offshore Ltd.                                                            $   35,824,051
                                                                                               ---------------
             STEEL - PRODUCERS (0.08%)
    10,994   WCI Steel Acquisition, Inc.                                                              390,287
                                                                                               ---------------
             TELECOMMUNICATIONS EQUIPMENT (0.10%)
   296,701   Antelope (Acterna)                                                                       504,392
                                                                                               ---------------
             TEXTILE - APPAREL (0.00%)
 1,013,596   Galey & Lord                                                                                  --
                                                                                               ---------------
             WIRELESS EQUIPMENT (2.26%)
   431,001   USA Mobility, Inc.                                                                    11,533,587
                                                                                               ---------------
             TOTAL COMMON STOCK (Cost $90,347,214)                                                140,119,929
                                                                                               ---------------
             PREFERRED STOCKS (4.56%)
             ------------------------
             CONTAINERS - PAPER/PLASTIC (3.27%)
    35,212   Pliant Corp. Series AA                                                                16,725,700
                                                                                               ---------------
             INDEPENDENT POWER PRODUCTION (1.29%)
   153,104   Entegra Holdings, L.L.C.                                                               6,583,472
                                                                                               ---------------
             TOTAL PREFERRED STOCKS (Cost $15,758,285)                                             23,309,172
                                                                                               ---------------
             WARRANTS (0.28%)
             ----------------
             AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (0.10%)
   277,487   Khpp Holdings, Inc.                                                                      492,540
                                                                                               ---------------
             INDEPENDENT POWER PRODUCTION (0.18%)
     1,572   Machgen                                                                                  943,200
                                                                                               ---------------
             TOTAL WARRANTS (Cost $310,731)                                                         1,435,740
                                                                                               ---------------
             INVESTMENTS IN SECURITIES (Cost $274,537,877)                                        344,986,978
                                                                                               ---------------

   PAR
-----------
             SECURITIES SOLD, NOT YET PURCHASED ((1.46)%)
             --------------------------------------------
             CORPORATE BONDS SOLD, NOT YET PURCHASED ((1.46)%)
             -------------------------------------------------
             MEDICAL - HOSPITALS ((0.85)%)
(4,000,000)  Medcath Holdings Corp., Sr. Notes, 9.875%, 07/15/12 (Callable 07/15/08 @
             104.94)                                                                               (4,340,000)
                                                                                               ---------------
             RETAIL - AUTOMOBILE ((0.61)%)
(3,000,000)  Sonic Automotive, Inc., Series B, Sr. Sub. Notes, 8.625%, 08/15/13 (Callable
             08/15/08 @ 104.31) (b)                                                                (3,150,000)
                                                                                               ---------------
             TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Cost
                $(7,060,575))                                                                      (7,490,000)
                                                                                               ---------------
             SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(7,060,575))                            (7,490,000)
                                                                                               ---------------
TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET
PURCHASE -- 65.97%                                                                                337,496,978
                                                                                               ---------------

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

   PAR                                                                                             VALUE
--------------------------------------------------------------------------------------------------------------
             DERIVATIVE CONTRACTS
             --------------------
             CREDIT DEFAULT SWAPS ((0.12)%)
                   Purchase Contracts                                                          $     (589,449)
                                                                                               ---------------
             TOTAL CREDIT DEFAULT SWAPS                                                              (589,449)
                                                                                               ---------------
             TOTAL DERIVATIVE CONTRACTS - net                                                        (589,449)
                                                                                               ---------------
             REPURCHASE AGREEMENTS (32.73%)
             ------------------------------
             PNC Financial Services Corp., 5.03% Dated 06/29/07, 07/02/07, Repurchase
             Price $27,371,468 collateralized by $36,705,000 FNMA Notes 5.03% Due
27,360,000   12/25/32 (Market Value $27,371,468)                                                   27,360,000
             PNC Financial Services Corp., 5.03% Dated 06/29/07, 07/02/07, Repurchase
             Price $30,032,583 collateralized by $31,085,000 FNMA Notes 5.03% Due
30,020,000   02/01/27 (Market Value $30,032,583)                                                   30,020,000
             PNC Financial Services Corp., 5.03% Dated 06/29/07, 07/02/07, Repurchase
             Price $29,512,365 collateralized by $38,550,000 FNMA Notes 5.03% Due
29,500,000   05/15/16 (Market Value $29,512,365)                                                   29,500,000
             PNC Financial Services Corp., 5.03% Dated 06/29/07, 07/02/07, Repurchase
             Price $24,190,135 collateralized by $25,650,000 FNMA Notes 5.03% Due
24,180,000   03/01/37 (Market Value $24,190,135)                                                   24,180,000
             PNC Financial Services Corp., 5.03% Dated 06/29/07, 07/02/07, Repurchase
             Price $27,651,586 collateralized by $32,460,000 FNMA Notes 5.03% Due
27,640,000   09/15/32 (Market Value $27,651,586)                                                   27,640,000
             PNC Financial Services Corp., 5.03% Dated 06/29/07, 07/02/07, Repurchase
             Price $28,782,059 collateralized by $30,005,000 FNMA Notes 5.03% Due
28,770,000   01/01/37 (Market Value $28,782,059)                                                   28,770,000
                                                                                               ---------------
             TOTAL REPURCHASE AGREEMENTS (Cost $167,470,000)                                      167,470,000
                                                                                               ---------------
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 1.42%                                                7,253,577
                                                                                               ---------------
TOTAL NET ASSETS -- 100.00%                                                                    $  511,631,106
                                                                                               ===============

* Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned amounted to $22,575,000, respectively, which represented 4.41% of net assets at June 30, 2007.
(a)   Security is in default.
(b)   Non-income producing securitiy

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007

--------------------------------------------------------------------------------

CREDIT SWAPS

                                                       INTEREST   MATURITY    NOTIONAL    UNREALIZED   UNREALIZED
SWAP COUNTERPARTY & REFERENCED OBLIGATION                RATE       DATE       AMOUNT        GAIN         LOSS      % OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BUY CONTRACTS:
BEAR STEARNS
   Equifax, Inc., 6.90%, 07/01/28                        0.70     10/10/07   10,000,000   $        -   $  (19,022)      (0.01)
   National Rural Utilities Cooperative Finance
   Corp., 7.25%, 03/01/12                                2.75     08/15/07    5,000,000            -      (18,022)      (0.00)
JP MORGAN
   The Sherwin-Williams Co., 7.375%, 02/01/27            0.67     03/20/11   10,000,000            -     (148,941)      (0.03)
MERRILL LYNCH
   Avnet, Inc., 8.00%, 11/15/06                          5.15     10/02/07    5,000,000            -      (66,195)      (0.01)
   CVS Corp., 5.63%, 03/15/06                            1.15     10/09/07    5,000,000            -      (15,401)      (0.00)
   Danaher Corp., 0.00%, 01/22/21                        0.70     07/31/07    5,000,000            -       (2,891)      (0.00)
   National Rural Utilities Cooperative Finance
   Corp., 5.75%, 11/01/08                                2.00     10/03/07    5,000,000            -      (25,756)      (0.01)
   Textron, Inc., 6.38%, 11/15/08                        1.48     10/10/07    5,000,000            -      (20,284)      (0.01)
   The PMI Group, Inc., 2.50%, 07/15/21                  1.55     09/24/07    5,000,000            -      (17,643)      (0.00)
   Tyson Foods Inc., 8.25%, 10/01/2011                   1.20     03/20/11   10,000,000            -     (255,294)      (0.05)
                                                                                          ------------------------------------------
Total Credit Swaps                                                                        $        -   $ (589,449)     (0.12%)
                                                                                          ==========   ==========      ======

     The preceding notes are an integral part of these financial statements

                             UBS WILLOW FUND, L.L.C.

      The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on February 1, 2007. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

      The Independent Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Independent Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Independent Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Independent Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Independent Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

      The Independent Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Independent Directors noted that the Fund's performance for 2006 exceeded that of its Comparable Funds, and was more than double that of the next best performing Comparable Fund. In terms of annualized performance since inception, the Fund's performance was at the median of its Comparable Funds. The Independent Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that the Fund's volatility was higher than the median volatility of its Comparable Funds but was not the highest.

      The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the management and incentive fees charged by UBS Fund Advisor, L.L.C. ("UBSFA") and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the management fee being charged to the Fund was the next-to-lowest management fee being charged to its Comparable Funds, and the incentive fee being charged to the Fund was also equal to that of all of its Comparable Funds. In comparing the management and incentive fees being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative investment products, the Directors observed that the management fee being charged to the Fund was at the median of the management fees being charged but also was the next to lowest management fee for such other UBS alternative products, and that the Fund's incentive fee was generally equal to the highest incentive fee being charged by UBSFA and its affiliates for other UBS alternative products, but was not higher than any incentive fee being charged by the Adviser to any single-manager fund. In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate.

      The Directors also considered the profitability of UBSFA both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and its affiliates under the Fund's Investment Advisory Agreement and from other relationships between the Fund and the UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Independent Directors determined that the fees were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.



ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 UBS Willow Fund L.L.C.
            -----------------------------------------------------------------

By (Signature and Title)*    /s/ Douglas Lindgren
                         ----------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date              August 24, 2007
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Douglas Lindgren
                         ----------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date              August 24, 2007
    -------------------------------------------------------------------------


By (Signature and Title)*    /s/ Robert Aufenanger
                         ----------------------------------------------------
                             Robert Aufenanger, Principal Accounting Officer
                             (principal financial officer)

Date              August 24, 2007
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.